PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Property and equipment, gross, Total	$ 33,756	$ 30,481
Less - accumulated depreciation	28,516	25,929
Property and equipment, net	$ 5,240	4,552
Furniture and fixtures
Property, and equipment, Estimated Useful Life	5 years
Property and equipment, gross, Total	$ 9,357	9,357
Leasehold improvements
Property and equipment, gross, Total	$ 8,983	8,983
Computer equipment
Property, and equipment, Estimated Useful Life	3 years
Property and equipment, gross, Total	$ 14,416	11,141
Lab equipment
Property, and equipment, Estimated Useful Life	5 years
Property and equipment, gross, Total	$ 1,000	$ 1,000